Balanced Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Investment Companies (96.5%)	Shares/Par +	Value $ (000’s)
Domestic Equity (38.8%)
iShares Core S&P 500 ETF	456,800	163,831
iShares Core S&P Mid-Cap ETF	46,150	10,119
iShares Core S&P Small-Cap ETF	165,400	14,421
iShares Russell 2000 ETF	64,400	10,621
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	72,118,224	103,345
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	37,018,952	95,176
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	102,633,618	99,041
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	30,195,138	75,126
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	61,003,284	87,967
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	9,921,022	17,977
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	13,664,562	23,298

Total		700,922

Fixed Income (46.2%)
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	91,004,305	54,785
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	111,382,309	96,234
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	630,407,593	661,297
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	23,056,020	22,618

Total		834,934

Investment Companies (96.5%)	Shares/Par +	Value $ (000’s)
Foreign Equity (11.5%)
iShares Core MSCI EAFE ETF	963,400	50,742
iShares Core MSCI Emerging Markets ETF	124,900	5,368
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	21,193,427	17,209
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	57,893,025	70,051
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	46,675,755	65,813

Total		209,183

Total Investment Companies (Cost: $2,082,363)		1,745,039

Short-Term Investments (3.2%)
Investment Companies (2.5%)
JPMorgan Ultra-Short Income ETF	452,950	22,720
PIMCO Enhanced Short Maturity Active ETF	225,400	22,284

Total		45,004

Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940%#	11,928,429	11,928

Total		11,928

Total Short-Term Investments (Cost: $57,928)		56,932

Total Investments (99.7%) (Cost: $2,140,291)@		1,801,971

Other Assets, Less Liabilities (0.3%)		5,479

Net Assets (100.0%)		1,807,450

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,140,291 and the net unrealized depreciation of investments based on that cost was $338,320 which is comprised of $1,621 aggregate gross unrealized appreciation and $339,941 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Balanced Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Investment Companies	$1,745,039	$—	$—
Short-Term Investments	56,932	—	—

Total Assets:	$1,801,971	$—	$—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the nine months ended September 30, 2022 are as follows:

Portfolio	Value at 12/31/2021	Purchases	Sales	Value at 9/30/2022	Change in Unrealized Appreciation / (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 9/30/2022
	(amount in thousands)

Growth Stock	$108,826	$-	$73,301	$-	$(18,630)	$(16,895)	$-	$-	0.0%
Focused Appreciation	109,064	39,899	5,500	95,176	(50,516)	2,229	15	13,284	10.4%
Large Cap Core Stock	91,335	-	74,901	-	(24,359)	7,925	-	-	0.0%
Large Cap Blend	92,903	40,247	-	99,041	(34,109)	-	707	9,540	53.0%
Large Company Value	66,888	-	63,004	-	(11,483)	7,599	-	-	0.0%
Domestic Equity	67,194	71,162	7,460	103,345	(30,598)	3,047	1,960	12,802	10.8%
Equity Income	67,424	-	62,624	-	(13,654)	8,854	-	-	0.0%
Mid Cap Growth Stock	100,637	13,032	-	75,126	(38,543)	-	129	7,903	8.0%
Mid Cap Value	106,645	16,320	5,000	87,967	(30,513)	515	1,877	14,444	14.9%
Small Cap Growth Stock	26,276	3,480	-	17,977	(11,779)	-	-	3,480	3.1%
Small Cap Value	30,377	3,525	-	23,298	(10,604)	-	69	3,456	4.6%
International Growth	63,466	34,931	-	65,813	(32,584)	-	442	8,189	8.5%
Research International Core	104,121	-	83,578	-	(26,846)	6,303	-	-	0.0%
International Equity	64,275	24,434	-	70,051	(18,658)	-	1,950	2,184	4.7%
Emerging Markets Equity	17,063	8,180	-	17,209	(8,034)	-	245	1,535	2.3%
Short-Term Bond	23,905	375	-	22,618	(1,662)	-	326	49	5.9%
Select Bond	865,259	13,573	80,200	661,297	(128,428)	(8,907)	12,606	968	23.8%
High Yield Bond	84,024	3,266	19,000	54,785	(13,886)	381	3,267	-	8.1%
Multi-Sector Bond	119,927	4,312	-	96,234	(28,005)	-	4,271	41	9.1%

	$2,209,609	$276,736	$474,568	$1,489,937	$(532,891)	$11,051	$27,864	$77,875

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand